Miscellaneous (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Line Items]
Tax credits	$ 191,235	$ 51,080
Judicial deposits	27,704	19,770
Notes receivable	6,145	5,145
Rent deposits	7,640	4,167
Others	18,807	13,419
Miscellaneous	251,531	93,581
Tax credits, current	50,668	$ 9,622
Interest Expense Nonoperating
Other Assets [Line Items]
Tax benefit	56,453
Other Operating Income (Expense), Net
Other Assets [Line Items]
Tax benefit	114,623
Secretariat of the Federal Revenue Bureau of Brazil
Other Assets [Line Items]
Tax credits	139,296
Tax credits	174,120
Tax credits, current	$ 34,824